Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Line Items]
Subsequent Events

7. Subsequent Events

Business Combination

On March 31, 2026 (the “Closing Date”), Holdco, consummated its previously announced business combination (the “Business Combination”) pursuant to Business Combination Agreement, dated as of September 8, 2025 (the “Business Combination Agreement”), by and among Holdco, CoinShares International Limited, a public company limited by shares organized under the laws of Jersey (“CoinShares”), Vine Hill Capital Investment Corp., a Cayman Islands exempted company (“Vine Hill”) and Odysseus (Cayman) Limited, a Cayman Islands exempted company (“SPAC Merger Sub”).

In connection with the Business Combination, each issued and outstanding Vine Hill Class A ordinary share was converted into one ordinary share of Holdco, resulting in the issuance of 1,292,681 shares to Vine Hill public shareholders. In addition, all outstanding Vine Hill public warrants were assumed by Holdco and became exercisable for Holdco ordinary shares on substantially the same terms and conditions.

Concurrently with the closing of the Business Combination, the Group completed a private investment in public equity (“PIPE”), pursuant to which 6,564,647 ordinary shares were issued to the PIPE investor (including commitment fee shares) for aggregate gross proceeds of $49.0 million.

The transaction also involved a share-for-share exchange whereby all existing shares in CoinShares International Limited were exchanged for newly issued Holdco ordinary shares in accordance with an equity exchange ratio, resulting in the issuance of approximately 120,000,000 shares to existing CoinShares shareholders.

At the effective time of, and pursuant to, the SPAC Merger, Holdco issued:

(i)     1,292,681 Ordinary Shares in exchange for the Vine Hill Class A Shares; and

(ii)    10,999,993 Warrants in exchange for 10,999,993 Vine Hill Public Warrants.

At the effective time of, and pursuant to, the Scheme of Arrangement, Holdco issued:

(i)     119,522,880 Ordinary Shares in exchange for CoinShares Shares (excluding the PIPE Shares as detailed under (ii) below);

(ii)    6,564,647 Ordinary Shares in exchange for the PIPE Shares; and

(iii)   Company Options to purchase up to 784,260 Ordinary Shares.

Holdco’s Ordinary Shares and Warrants were approved for listing on the Nasdaq Stock Market LLC (“Nasdaq”) under the symbols “CSHR” and CSHRW, respectively, and began trading on April 1, 2026.

Other than the Business Combination as described above, Holdco did not identify any subsequent events that would have required adjustment or disclosure in these consolidated financial statements.

Coinshares International Limited [Member]
Subsequent Events [Line Items]
Subsequent Events

24. Subsequent Events

Transaction with Vine Hill

On March 31, 2026 (the “Closing Date”), the Group consummated its previously announced business combination (the “Business Combination”) pursuant to the Business Combination Agreement, dated as of September 8, 2025 (the “Business Combination Agreement”), by and among the Group, CoinShares PLC, a public company limited by shares organized under the laws of Jersey (f/k/a Odysseus Holdings Limited, “Holdco”), Vine Hill Capital Investment Corp., a Cayman Islands exempted company (“Vine Hill”) and Odysseus (Cayman) Limited, a Cayman Islands exempted company (“SPAC Merger Sub”).

In connection with the Business Combination, each issued and outstanding Vine Hill Class A ordinary share was converted into one ordinary share of Holdco, resulting in the issuance of 1,292,681 shares to Vine Hill public shareholders for aggregate gross proceeds of $13.8 million. In addition, all outstanding Vine Hill public warrants were assumed by Holdco and became exercisable for Holdco ordinary shares on substantially the same terms and conditions.

Concurrently with the closing of the Business Combination, the Group completed a private investment in public equity (“PIPE”), pursuant to which 6,564,647 ordinary shares were issued to the PIPE investor (including commitment fee shares) for aggregate gross proceeds of $49.0 million.

The transaction also involved a share-for-share exchange whereby all existing shares in CoinShares International Limited were exchanged for newly issued Holdco ordinary shares in accordance with an equity exchange ratio, resulting in the issuance of approximately 120,000,000 shares to existing CoinShares shareholders.

Total transaction costs incurred in connection with the Business Combination amounted to approximately $38.7 million, primarily comprising advisory, legal, accounting and placement agent fees. In addition, the Group recognized transaction-related compensation costs of approximately $2.3 million in respect of bonuses paid to employees upon successful completion of the Business Combination. The Company has recognized $3.8 million in transaction costs at December 31, 2025.

Other

CoinShares will be determined to be the accounting acquirer and this Business Combination will be accounted for in subsequent periods as a reverse recapitalization of the Company.

The Board approved a dividend of $0.33 per share (approximately $21.5 million) in respect of the year ended December 31, 2025, payable on March 20, 2026. The dividend was subsequently paid.